Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
Class ABC Shares | Federated Kaufmann Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and Other Expenses Related to Short Sales	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	766
3 Years	rr_ExpenseExampleYear03	1,215
5 Years	rr_ExpenseExampleYear05	1,689
10 Years	rr_ExpenseExampleYear10	2,993
1 Year	rr_ExpenseExampleNoRedemptionYear01	766
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,215
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,689
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,993
Annual Return 2001	rr_AnnualReturn2001	7.78%
Annual Return 2002	rr_AnnualReturn2002	(21.41%)
Annual Return 2003	rr_AnnualReturn2003	45.08%
Annual Return 2004	rr_AnnualReturn2004	14.30%
Annual Return 2005	rr_AnnualReturn2005	10.84%
Annual Return 2006	rr_AnnualReturn2006	14.57%
Annual Return 2007	rr_AnnualReturn2007	21.40%
Annual Return 2008	rr_AnnualReturn2008	(42.22%)
Annual Return 2009	rr_AnnualReturn2009	29.68%
Annual Return 2010	rr_AnnualReturn2010	18.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's A class total return for the nine-month period from January 1, 2011 to September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.58%)
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Class ABC Shares | Federated Kaufmann Fund | A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.78%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Class ABC Shares | Federated Kaufmann Fund | A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Class ABC Shares | Federated Kaufmann Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Dividends and Other Expenses Related to Short Sales	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.51%
1 Year	rr_ExpenseExampleYear01	828
3 Years	rr_ExpenseExampleYear03	1,253
5 Years	rr_ExpenseExampleYear05	1,654
10 Years	rr_ExpenseExampleYear10	2,961
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	853
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,961
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Class ABC Shares | Federated Kaufmann Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Dividends and Other Expenses Related to Short Sales	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.51%
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,454
10 Years	rr_ExpenseExampleYear10	3,080
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	853
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,080
1 Year	rr_AverageAnnualReturnYear01	16.78%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Class ABC Shares | Federated Kaufmann Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Kaufmann Fund (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B) and Class C Shares (C). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 19.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2013
Fee Waiver or Reimbursement Over Assets, Later of Termination Date or Next Effective Prospectus	cik0000745968_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationDateOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus (the "Additional Arrangements").
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective, the Fund invests primarily in the common stocks of small- and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 30% of the Fund's net assets may be invested in foreign securities.

The Adviser's and Sub-Adviser's (collectively, "Adviser") process for selecting investments is bottom-up and growth-oriented.

The Fund may invest in fixed-income securities, exchange-traded funds, American Depositary Receipts (ADRs) and use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments, which affect those sectors emphasized by the Fund.
  Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
  Currency Risk. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, credit, currency, liquidity and leverage risks.
  Credit Risk. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to The Kaufmann Fund, Inc. ("Kaufmann Fund") pursuant to a reorganization effective on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to April 23, 2001, is historical information of the Kaufmann Fund. The Kaufmann Fund was managed by Edgemont Asset Management Corp. and had the same investment objectives and strategies as the Fund and substantially the same investment policies as the Fund. Kaufmann Fund shareholders received, what are currently designated as, R class shares of the Fund as a result of the reorganization.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading
Federated Kaufmann Fund -	A Class

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's A class total return for the nine-month period from January 1, 2011 to September 30, 2011, was (20.22)%.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 28.22% (quarter ended June 30, 2003). Its lowest quarterly return was (22.58)% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

A class, B class and C class commenced operations on April 23, 2001. For the period prior to the commencement of operations of A class, B class and C class, the performance information shown below is for Kaufmann Fund, adjusted to reflect the expenses of A class, B class and C class, respectively.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for B and C classes will differ from those shown for A class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2010)

Class ABC Shares | Federated Kaufmann Fund | Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.12%	[2]
Class ABC Shares | Federated Kaufmann Fund | Lipper Multi-Cap Growth Funds Category
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.14%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.72%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.95%	[3]

[1]	Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee if the Fund's net assets exceed certain levels. In addition, as a separate matter, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Dividends and Other Expenses Related to Short Sales) paid by the Fund's A, B and C classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50% and 2.50% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus (the "Additional Arrangements"). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the Termination Date, these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	Russell Mid-Cap Growth Index measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.